Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities:
Net income	$ 8,647,874	$ 3,834,666	$ 815,916
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of right-of-use asset	32,472	44,146	40,467
Depreciation expenses	177,818	489,366	448,244
Amortization of intangible assets	3,006,943	4,009,258	4,009,258
Changes in operating assets and liabilities:
Contract costs	2,505,448	(1,424,828)	1,218,282
Accounts receivable	(471,400)	103,900	(558,500)
Other current assets	40	(25)	(7,661)
Contract liabilities	(1,445,200)	2,154,950	1,618,050
Income tax payables	2,730,908	1,210,947	182,836
Accrued expenses	22,512	41,213	(1,934,027)
Lease liability	(33,898)	(44,028)	(42,997)
Net cash provided by operating activities	15,173,517	10,419,565	5,789,868
Cash flows from investing activity:
Purchases of property and equipment		(1,529)	(2,717,205)
Net cash used in investing activity		(1,529)	(2,717,205)
Cash flows from financing activity:
Advance from third parties			15,100,000
Repayment of advance from third parties	(7,324,847)	(10,700,000)	(17,675,153)
Net cash used in financing activity	(7,324,847)	(10,700,000)	(2,575,153)
Net increase in cash	7,848,670	(281,964)	497,510
Cash, beginning of the period	4,029,305	4,311,269	3,813,759
Cash, end of the year	11,877,975	4,029,305	4,311,269
Supplemental disclosure of cash information
Cash paid for income tax
Supplemental disclosure of non-cash information
Lease liabilities arising from obtaining right-of-use assets			$ 132,439